Overlay Shares Hedged Large Cap Equity ETF
Schedule of Investments
May 31, 2021 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Exchange Traded Funds - 100.0%
Vanguard S&P 500 ETF (a)(b)	22,762	$8,789,091
TOTAL EXCHANGE TRADED FUNDS (Cost $8,406,504)		8,789,091

MONEY MARKET FUNDS - 1.3%
First American Government Obligations Fund - Class X, 0.03% (c)	109,598	109,598
TOTAL MONEY MARKET FUNDS (Cost $109,598)		109,598

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS - 3.8%
PURCHASED PUT OPTIONS - 3.8%
CBOE S&P 500 Index
Expiration: June 2021, Exercise Price: $4,020 (e)	5	788	$2,102,055
Expiration: June 2021, Exercise Price: $4,045 (e)	5	1,575	2,102,055
Expiration: September 2021, Exercise Price: $3,800	3	17,610	1,261,233
Expiration: June 2022, Exercise Price: $3,775	3	57,705	1,261,233
SPDR S&P 500 ETF Trust
Expiration: December 2021, Exercise Price: $373	30	30,630	1,260,120
Expiration: January 2022, Exercise Price: $375	30	36,105	1,260,120
Expiration: March 2022, Exercise Price: $375	30	44,730	1,260,120
Expiration: September 2022, Exercise Price: $380	30	71,475	1,260,120
Expiration: December 2022, Exercise Price: $375	30	77,085	1,260,120
TOTAL PURCHASED OPTIONS (Cost $374,421)		337,703

Total Investments (Cost $8,890,523) - 105.1%		9,236,392
Liabilities in Excess of Other Assets - (5.1)%		(444,026)
TOTAL NET ASSETS - 100.0%		$8,792,366

Percentages are stated as a percent of net assets.
CBOE	Chicago Board Options Exchange
SPDR	Standard & Poor’s Depositary Receipt

(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $2,766,235.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Each contract has a multiplier of 100.
(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

Overlay Shares Hedged Large Cap Equity ETF
Schedule of Written Options
May 31, 2021 (Unaudited)

	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (0.1)%
WRITTEN PUT OPTIONS - (0.1)%
CBOE S&P 500 Index
Expiration: June 2021, Exercise Price: $4,150	5	$3,500	$2,102,055
Expiration: June 2021, Exercise Price: $4,175	5	7,025	2,102,055
TOTAL WRITTEN OPTIONS (Premiums Received $14,185)		$10,525

Percentages are stated as a percent of net assets.
CBOE	Chicago Board Options Exchange
(a)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$8,789,091	$-	$-	$8,789,091
Money Market Funds	109,598	-	-	109,598
Purchased Put Options	337,703	-	-	337,703
Total Investments - Assets	$9,236,392	$-	$-	$9,236,392
Other Financial Instruments - Liabilities:
Written Put Options	$10,525	$-	$-	$10,525